Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Contractual Payments under Non-Cancelable Leases

Details of contractual payments under non-cancelable leases are given below:

	As at March 31,
	2017		2018
Not later than one year	₹	5,040	₹	6,186
Later than one year but not later five years		12,976		12,470
Later than five years		2,760		2,354

	₹	20,776	₹	21,010